Commitments and Contingencies - Operating Leases (Details) - Gelesis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2019
Operating leases
Remaining lease term	3 years 8 months 12 days
Total lease payments	$ 2,262
Right of use assets	2,016	$ 2,167
Short term lease liability	541	421
Long term lease liability	1,519	1,780
Lease expenses	$ 500	$ 500
Weighted average discount rate	5.90%
Office space located in Boston
Operating leases
Total lease payments			$ 3,200